UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         40 West 57th Street, 33rd Floor
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

The Schedule of Investments is attached herewith.


BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED)
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
                                                                                                 DECEMBER 31, 2006
                                                                                     ------------------------------------------
                                                                                                                      % OF
                                                                                                        FAIR           NET
                                                                                         COST          VALUE         ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS
EMERGING MARKETS
     The Rohatyn Group Global Opportunity Partners, L.P.                                 $3,000         $3,090            3.49%
     Spinnaker Global Opportunity Fund, Ltd.                                              1,346          3,115            3.51
                                                                                     -----------    -----------    ------------
TOTAL EMERGING MARKETS                                                                    4,346          6,205            7.00

EQUITY HEDGE
     Alydar Fund, L.P.                                                                    2,718          3,160            3.57
     New Star UK Gemini Hedge Fund, Ltd.                                                  2,166          2,484            2.80
     Prism Partners QP, L.P.+                                                             4,750          5,243            5.91
     Royal Capital Value Fund (QP), L.P.++                                                4,600          4,977            5.61
     Seligman Tech Spectrum Fund, LLC                                                     2,900          3,023            3.41
     TCS Capital II, L.P.                                                                 1,575          3,494            3.94
     Tiedemann Falconer Partners, L.P.+++                                                 4,250          4,607            5.20
     Tiedemann Japan QP, L.P.                                                             2,400          2,380            2.68
                                                                                     -----------    -----------    ------------
TOTAL EQUITY HEDGE                                                                       25,359         29,368           33.12

EVENT DRIVEN
     Centaurus Alpha Fund, L.P.                                                           3,475          4,015            4.53
     Delaware Street Capital, L.P.                                                          112            116            0.13
     Golden Tree Capital Solutions Fund                                                   1,500          1,813            2.04
     Gracie Capital, L.P.                                                                 2,000          2,274            2.57
     Halcyon Enhanced, L.P.                                                               3,026          3,114            3.51
     JANA Partners, L.P.                                                                  2,264          3,614            4.08
     Longacre Capital Partners, L.P.                                                      3,277          4,062            4.58
     Strategic Value Restructuring Fund, L.P.                                             3,450          3,992            4.50
     Trafalgar Catalyst Fund                                                              3,257          3,594            4.05
     Trafalgar Recovery Fund                                                              2,000          2,314            2.61
     TT Event Driven Alpha Fund, Ltd.                                                     2,528          2,675            3.02
                                                                                     -----------    -----------    ------------
TOTAL EVENT DRIVEN                                                                       26,889         31,583           35.62

MACRO
     Aspect US Fund, LLC "Diversified Class"                                              2,288          2,409            2.72
     Brevan Howard, L.P.                                                                  3,500          3,949            4.45
                                                                                     -----------    -----------    ------------
TOTAL MACRO                                                                               5,788          6,358            7.17



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

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2006
                                                                                     ------------------------------------------

                                                                                                                      % OF
                                                                                                        FAIR           NET
                                                                                         COST          VALUE         ASSETS*
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)
RELATIVE VALUE
     Aristeia Partners, L.P.                                                            $ 2,400        $ 2,499           2.82%
     DRV Sunrise Fund I, Ltd.++++                                                         4,137          4,472           5.04
     Lydian Partners II, L.P.                                                             2,750          2,900           3.27
     TQA Arbitrage Fund, L.P.                                                             2,273          2,500           2.82
                                                                                     -----------    -----------    -----------
TOTAL RELATIVE VALUE                                                                     11,560         12,371          13.95

         TOTAL INVESTMENTS IN PORTFOLIO FUNDS                                           $73,942        $85,885          96.86%
                                                                                     ===========    ===========    ===========
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            INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS
                        IN PORTFOLIO FUNDS, AT FAIR VALUE

                                                 % of Total
                 Strategy              Investments in Portfolio Funds
            -----------------------------------------------------------

            Event Driven                          36.77%
            Equity Hedge                          34.20%
            Relative Value                        14.40%
            Macro                                  7.40%
            Emerging Markets                       7.23%

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*Percentages are based on net assets of approximately $88,668.
+Subject to 13 month soft lockup on initial investment with subsequent quarterly redemption cycle.
++Subject to one year lockup on initial investment with subsequent quarterly redemption cycle.
+++Subject to quarterly redemption cycle.
++++Subject to monthly redemption cycle.

The aggregate cost of investments for tax purposes was approximately $77,209.
Net unrealized appreciation on investments for tax purposes was approximately
$8,676 consisting of approximately $10,086 of gross unrealized appreciation and approximately $1,410 of gross unrealized depreciation.

The investments in portfolio funds shown above represent 96.86% of Investors' capital.

VALUATIONS

The investments in portfolio funds ("Portfolio Funds") of BACAP Alternative
Multi-Strategy Fund, LLC (the "Fund") are fair valued by Banc of America
Investment Advisors, Inc. (the "Adviser") in accordance with policies and procedures that seek to ensure that the Fund is able to reliably determine the value of its



BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (IN THOUSANDS) (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

investments in the Portfolio Funds. Investments in Portfolio Funds are generally valued at net asset value, which approximates fair value, as reported by the administrators or investment managers of the Portfolio Funds. Such values generally represent the Fund's proportionate share of the net assets of the Portfolio Funds. Accordingly, the value of investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Portfolio Funds' administrators or investment managers generally value their investments at fair value. Listed investment securities are generally valued by an independent pricing source. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either the basis of meaningful third-party transactions in the private market, or fair value deemed appropriate by Portfolio Funds' management. In such instances, consideration is also given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds can reasonably expect to realize upon sale of the securities and other factors deemed relevant.




For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*             /s/ Daniel S. McNamara
                                      -----------------------------------
                                      Daniel S. McNamara, President
                                      (Principal Executive Officer)
Date: February 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Daniel S. McNamara
                                      -----------------------------------
                                      Daniel S. McNamara, President
                                      (Principal Executive Officer)


Date: February 27, 2007

By (Signature and Title)*             /s/ David Hohmann
                                      -----------------------------------
                                      David Hohmann, Treasurer
                                      and Senior Vice President
                                      (Principal Financial Officer)
Date: February 27, 2007


* Print the name and title of each signing officer under his or her signature.